Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 24, 2025	Dec. 23, 2025	Dec. 22, 2025	Dec. 21, 2025	Dec. 20, 2025	Dec. 19, 2025	Dec. 18, 2025	Dec. 17, 2025	Sep. 12, 2017
Variable Portfolio – Managed Risk Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value		$ 14,043	$ 12,802	$ 11,371	$ 13,743	$ 12,382	$ 11,451	$ 9,840	$ 10,390	$ 10,000
Variable Portfolio – Managed Risk Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value		13,830	12,640	11,260	13,630	12,310	11,420	9,840	10,390	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Account Value		15,461	14,159	12,380	14,583	13,327	11,792	9,959	10,343	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value		10,707	10,575	10,021	11,519	11,700	10,883	10,010	10,009	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Account Value		25,613	20,688	16,424	20,329	16,178	13,382	10,214	10,779	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value		$ 13,864	$ 13,354	$ 11,294	$ 13,202	$ 11,866	$ 11,005	$ 9,020	$ 10,463	$ 10,000